Consolidated Statements of Stockholder's Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Surplus [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 1,607,800	$ 9,833,430	$ 13,036	$ (3,442,584)	$ 73,002	$ 8,201,684
Balance, shares at Dec. 31, 2011	16,078	9,833,430
Issuance of preferred stock	1,000,000					1,000,000
Issuance of preferred stock, shares	10,000
Issuance of common stock		458,639	671,362			1,130,001
Issuance of common stock, shares		458,639
Dividends declared on cumulative preferred stock				(62,156)		(62,156)
Other comprehensive loss					(121,220)	(121,220)
Net loss				(1,731,725)		(1,731,725)
Balance at Dec. 31, 2012	2,607,800	10,292,069	801,398	(5,236,465)	(48,218)	8,416,584
Balance, shares at Dec. 31, 2012	26,078	10,292,069
Issuance of common stock		84,000	126,000			210,000
Issuance of common stock, shares		84,000
Dividends declared on cumulative preferred stock				(29,756)		(29,756)
Other comprehensive loss					(2,390,363)	(2,390,363)
Net loss				(5,502,060)		(5,502,060)
Balance at Dec. 31, 2013	$ 2,607,800	$ 10,376,069	$ 927,398	$ (10,768,281)	$ (2,438,581)	$ 704,405
Balance, shares at Dec. 31, 2013	26,078	10,376,069